Maturity of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Maturity of Financial Assets and Liabilities [Abstract]
Schedule of assets and liabilities maturities

As of December 31, 2019 and 2018, the detail of the maturities of assets and liabilities is as follows:

As of December 31, 2019	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Subtotal up to 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Subtotal More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Financial assets
Cash and deposits in banks	3,554,520	-	-	-	3,554,520	-	-	-	-	3,554,520
Cash items in process of collection	355,062	-	-	-	355,062	-	-	-	-	355,062
Financial assets held for trading	-	38,644	-	645	39,289	181,705	37,659	11,551	230,915	270,204
Investments under resale agreements	-	-	-	-	-	-	-	-	-	-
Financial derivative contracts	-	371,775	400,196	1,543,446	2,315,417	1,383,493	1,346,329	3,103,369	5,833,191	8,148,608
Loans and accounts receivables at amortised cost (*)	296,461	2,963,578	2,400,909	5,511,374	11,172,322	5,706,433	4,093,147	11,699,613	21,499,193	32,671,515
Loans and account receivable at fvoci (**)	-	-	-	5,953	5,953	-	-	60,213	60,213	66,166
Debt instruments at fvoci	-	1,131,500	3,752	52,130	1,187,382	508,596	725,419	1,588,875	2,822,890	4,010,272
Equity instruments at fvoci	-	-	-	-	-	-	-	482	482	482
Guarantee deposits (margin accounts)	314,616	-	-	-	314,616	-	-	-	-	314,616
Total financial assets	4,520,659	4,505,497	2,804,857	7,113,548	18,944,561	7,780,227	6,202,554	16,464,103	30,446,884	49,391,445

Financial liabilities
Deposits and other demand liabilities	10,297,432	-	-	-	10,297,432	-	-	-	-	10,297,432
Cash items in process of being cleared	198,248	-	-	-	198,248	-	-	-	-	198,248
Obligations under repurchase agreements	-	380,055	-	-	380,055	-	-	-	-	380,055
Time deposits and other time liabilities	142,273	5,184,567	4,905,414	2,417,703	12,649,957	357,856	163,121	21,883	542,860	13,192,817
Financial derivative contracts	-	422,749	427,825	951,684	1,802,258	1,253,280	1,180,948	3,154,168	5,588,396	7,390,654
Interbank borrowings	94	363,560	624,167	1,141,824	2,129,645	387,936	2,237	-	390,173	2,519,818
Issued debt instruments	-	285,159	759,519	1,044,674	2,089,352	2,394,850	2,042,292	2,974,229	7,411,371	9,500,723
Lease liabilities	-	-	-	26,061	26,061	45,978	36,393	50,062	132,433	158,494
Other financial liabilities	161,021	5,155	30,969	28,888	226,033	83	99	143	325	226,358
Guarantees received (margin accounts)	994,714	-	-	-	994,714	-	-	-	-	994,714
Total financial liabilities	11,793,782	6,641,245	6,747,894	5,610,834	30,793,755	4,439,983	3,425,090	6,200,485	14,065,558	44,859,313

(*)	Loans and accounts receivables at amortised cost are presented on a gross basis, the amount of allowance is Ch$896,095 million.
(**)	Loans and accounts receivables at fvoci are presented on a gross basis, the amount of allowance is Ch$101 million.

As of December 31, 2018	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Subtotal up to 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Subtotal More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Financial assets
Cash and deposits in banks	2,065,411	-	-	-	2,065,411	-	-	-	-	2,065,411
Cash items in process of collection	353,757	-	-	-	353,757	-	-	-	-	353,757
Financial assets held for trading	-	1,064	-	11,642	12,706	16,331	20,080	27,924	64,335	77,041
Investments under resale agreements	-	-	-	-	-	-	-	-	-	-
Financial derivative contracts	-	111,268	128,024	543,722	783,014	723,622	552,133	1,041,866	2,317,621	3,100,635
Loans and accounts receivables at amortised cost (*)	238,213	3,295,003	2,323,442	4,880,726	10,737,384	5,474,289	3,236,349	10,765,393	19,476,031	30,213,415
Loans and account receivable at fvoci (**)	-	-	-	25,294	25,294	4,949	-	38,451	43,400	68,694
Debt instruments at fvoci	-	2,391,329	-	1	2,391,330	86	-	2,907	2,993	2,394,323
Equity instruments at fvoci	-	-	-	-	-	-	-	481	483	483
Guarantee deposits (margin accounts)	170,232	-	-	-	170,232	-	-	-	-	170,232
Total financial assets	2,827,613	5,798,664	2,451,466	5,461,385	16,539,128	6,219,277	3,808,562	11,877,024	21,904,863	38,443,991

Financial liabilities
Deposits and other demand liabilities	8,741,417	-	-	-	8,741,417	-	-	-	-	8,741,417
Cash items in process of being cleared	163,043	-	-	-	163,043	-	-	-	-	163,043
Obligations under repurchase agreements	-	48,545	-	-	48,545	-	-	-	-	48,545
Time deposits and other time liabilities	122,974	5,248,418	4,108,556	3,326,199	12,806,147	191,547	6,137	63,988	261,672	13,067,819
Financial derivative contracts	-	131,378	120,361	349,551	601,290	495,789	471,185	949,464	1,916,438	2,517,728
Interbank borrowings	39,378	16,310	404,575	1,188,692	1,648,955	139,671	-	-	139,671	1,788,626
Issued debt instruments	-	71,465	39,267	745,830	856,562	2,431,849	1,549,743	3,277,079	7,258,671	8,115,233
Other financial liabilities	179,681	934	2,412	22,844	205,871	9,261	92	176	9,529	215,400
Guarantees received (margin accounts)	540,091	-	-	-	540,091	-	-	-	-	540,091
Total financial liabilities	9,786,584	5,517,050	4,675,171	5,633,116	25,611,921	3,268,117	2,027,157	4,290,707	9,585,981	35,197,902
(*)	Loans and accounts receivables at amortised cost are presented on a gross basis, the amount of allowance is Ch$ 882,414 million.
(**)	Loans and accounts receivables at fvoci are presented on a gross basis, the amount of allowance is Ch$106 million.